Franchise arrangements - Schedule of Future Minimum Rent Payments Due to the Company Under Existing Franchised Agreements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Franchise Arrangements [Line Items]
2022	$ 54,907
2023	47,149
2024	42,132
2025	38,715
2026	34,284
Thereafter	164,995
Total	382,182
Owned sites
Franchise Arrangements [Line Items]
2022	4,916
2023	4,568
2024	4,501
2025	4,514
2026	4,553
Thereafter	37,524
Total	60,576
Leased sites
Franchise Arrangements [Line Items]
2022	49,991
2023	42,581
2024	37,631
2025	34,201
2026	29,731
Thereafter	127,471
Total	$ 321,606